SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
2024	$ 3,699
2025	4,670
Less: interest	(622)
Total lease liabilities	7,747	$ 5,598
Current liabilities	3,482	3,484
Non-current liabilities	$ 4,265	$ 2,114